BACKGROUND AND BASIS OF PRESENTATION - Narrative (Details)	Dec. 31, 2021 store dealer pointsOfSale market
Background and Basis of Presentation [Abstract]
Number of worldwide markets | market	60
Number of authorized dealers | dealer	172
Number of points of sale | pointsOfSale	191
Number of Ferrari-owned stores	16
Number of franchised stores	14
Number of Ferrari Store Junior franchised stores	12